Revenue - Disaggregation of revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue	$ 1,165,787	$ 964,680
As-invoiced
Disaggregation of Revenue [Line Items]
Revenue	1,059,858	600,744
Cost-to-cost percent complete
Disaggregation of Revenue [Line Items]
Revenue	65,605	298,654
Point-in-time
Disaggregation of Revenue [Line Items]
Revenue	40,324	65,282
Time-and-materials
Disaggregation of Revenue [Line Items]
Revenue	1,026,027	583,068
Unit-price
Disaggregation of Revenue [Line Items]
Revenue	125,728	363,979
Lump-sum
Disaggregation of Revenue [Line Items]
Revenue	14,032	17,633
Operations support services
Disaggregation of Revenue [Line Items]
Revenue	1,121,802	886,963
Equipment and component sales
Disaggregation of Revenue [Line Items]
Revenue	40,324	65,282
Construction services
Disaggregation of Revenue [Line Items]
Revenue	$ 3,661	$ 12,435